Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000019443_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000019443_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.86%
C000019443_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%
C000019443_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%
C000019443_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.62%
C000019443_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.93%
C000019443_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%
C000019443_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.59%
C000019443_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.08%